Assets pledged, collateral received and assets transferred - Disclosure of collateral held as security for assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets Pledged, Collateral Received And Assets Transferred [Abstract]
Fair value of securities accepted as collateral	£ 1,318,862	£ 1,207,697
Of which fair value of securities re-pledged/transferred to others	£ 1,191,938	£ 1,105,140